Distribution Date:	09/17/21	BANK 2017-BNK8
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	15-16	General Special Servicer	LNR Partners,LLC
Principal Prepayment Detail	17		Job Warshaw		jwarshaw@lnrpartners.com
Historical Detail	18		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Delinquency Loan Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		David Rodgers	(212) 310-9821
Specially Serviced Loan Detail - Part 1	21		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	24		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	25	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	26		General Contact	(302) 636-4140
Supplemental Notes	27		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06650AAA5	2.122000%	17,200,000.00	4,761,110.03	340,568.32	8,419.23	0.00	0.00	348,987.55	4,420,541.71	30.36%	30.00%
A-2	06650AAB3	2.583000%	11,400,000.00	11,400,000.00	0.00	24,538.50	0.00	0.00	24,538.50	11,400,000.00	30.36%	30.00%
A-SB	06650AAC1	3.314000%	37,700,000.00	37,700,000.00	0.00	104,114.83	0.00	0.00	104,114.83	37,700,000.00	30.36%	30.00%
A-3	06650AAD9	3.229000%	330,000,000.00	330,000,000.00	0.00	887,975.00	0.00	0.00	887,975.00	330,000,000.00	30.36%	30.00%
A-4	06650AAE7	3.488000%	355,686,000.00	355,686,000.00	0.00	1,033,860.64	0.00	0.00	1,033,860.64	355,686,000.00	30.36%	30.00%
A-S	06650AAH0	3.731000%	65,799,000.00	65,799,000.00	0.00	204,580.06	0.00	0.00	204,580.06	65,799,000.00	24.16%	23.88%
B	06650AAJ6	4.061526%	77,884,000.00	77,884,000.00	0.00	263,606.58	0.00	0.00	263,606.58	77,884,000.00	16.83%	16.63%
C	06650AAK3	4.205526%	48,342,000.00	48,342,000.00	0.00	169,419.62	0.00	0.00	169,419.62	48,342,000.00	12.27%	12.13%
D	06650AAU1	2.600000%	56,399,000.00	56,399,000.00	0.00	122,197.83	0.00	0.00	122,197.83	56,399,000.00	6.96%	6.88%
E	06650AAW7	2.800000%	28,200,000.00	28,200,000.00	0.00	65,800.00	0.00	0.00	65,800.00	28,200,000.00	4.30%	4.25%
F	06650AAY3	4.205526%	10,743,000.00	10,743,000.00	0.00	37,649.97	0.00	0.00	37,649.97	10,743,000.00	3.29%	3.25%
G	06650ABA4	4.205526%	34,913,677.00	34,913,677.00	0.00	118,036.37	0.00	0.00	118,036.37	34,913,677.00	0.00%	0.00%
RR	BCC2ES2T4	4.205526%	56,540,351.46	55,885,673.04	17,924.65	195,629.72	0.00	0.00	213,554.37	55,867,748.39	0.00%	0.00%
Interest
V	06650ABD8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06650ABE6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,130,807,028.46	1,117,713,460.07	358,492.97	3,235,828.35	0.00	0.00	3,594,321.32	1,117,354,967.10

Notional Certificates
X-A	06650AAF4	0.864711%	751,986,000.00	739,547,110.03	0.00	532,912.33	0.00	0.00	532,912.33	739,206,541.71
X-B	06650AAG2	0.221006%	192,025,000.00	192,025,000.00	0.00	35,365.53	0.00	0.00	35,365.53	192,025,000.00
X-D	06650AAL1	1.605526%	56,399,000.00	56,399,000.00	0.00	75,458.39	0.00	0.00	75,458.39	56,399,000.00
X-E	06650AAN7	1.405526%	28,200,000.00	28,200,000.00	0.00	33,029.86	0.00	0.00	33,029.86	28,200,000.00
Notional SubTotal			1,028,610,000.00	1,016,171,110.03	0.00	676,766.11	0.00	0.00	676,766.11	1,015,830,541.71

Deal Distribution Total					358,492.97	3,912,594.46	0.00	0.00	4,271,087.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06650AAA5	276.80872267	19.80048372	0.48949012	0.00000000	0.00000000	0.00000000	0.00000000	20.28997384	257.00823895
A-2	06650AAB3	1,000.00000000	0.00000000	2.15250000	0.00000000	0.00000000	0.00000000	0.00000000	2.15250000	1,000.00000000
A-SB	06650AAC1	1,000.00000000	0.00000000	2.76166658	0.00000000	0.00000000	0.00000000	0.00000000	2.76166658	1,000.00000000
A-3	06650AAD9	1,000.00000000	0.00000000	2.69083333	0.00000000	0.00000000	0.00000000	0.00000000	2.69083333	1,000.00000000
A-4	06650AAE7	1,000.00000000	0.00000000	2.90666667	0.00000000	0.00000000	0.00000000	0.00000000	2.90666667	1,000.00000000
A-S	06650AAH0	1,000.00000000	0.00000000	3.10916670	0.00000000	0.00000000	0.00000000	0.00000000	3.10916670	1,000.00000000
B	06650AAJ6	1,000.00000000	0.00000000	3.38460505	0.00000000	0.00000000	0.00000000	0.00000000	3.38460505	1,000.00000000
C	06650AAK3	1,000.00000000	0.00000000	3.50460511	0.00000000	0.00000000	0.00000000	0.00000000	3.50460511	1,000.00000000
D	06650AAU1	1,000.00000000	0.00000000	2.16666661	0.00000000	0.00000000	0.00000000	0.00000000	2.16666661	1,000.00000000
E	06650AAW7	1,000.00000000	0.00000000	2.33333333	0.00000000	0.00000000	0.00000000	0.00000000	2.33333333	1,000.00000000
F	06650AAY3	1,000.00000000	0.00000000	3.50460486	0.00000000	0.00000000	0.00000000	0.00000000	3.50460486	1,000.00000000
G	06650ABA4	1,000.00000000	0.00000000	3.38080604	0.12379905	3.38204567	0.00000000	0.00000000	3.38080604	1,000.00000000
RR Interest	BCC2ES2T4	988.42104085	0.31702403	3.46000184	0.00402350	0.10991654	0.00000000	0.00000000	3.77702587	988.10401682
V	06650ABD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06650ABE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06650AAF4	983.45861496	0.00000000	0.70867321	0.00000000	0.00000000	0.00000000	0.00000000	0.70867321	983.00572313
X-B	06650AAG2	1,000.00000000	0.00000000	0.18417149	0.00000000	0.00000000	0.00000000	0.00000000	0.18417149	1,000.00000000
X-D	06650AAL1	1,000.00000000	0.00000000	1.33793844	0.00000000	0.00000000	0.00000000	0.00000000	1.33793844	1,000.00000000
X-E	06650AAN7	1,000.00000000	0.00000000	1.17127163	0.00000000	0.00000000	0.00000000	0.00000000	1.17127163	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	8,419.23	0.00	8,419.23	0.00	0.00	0.00	8,419.23	0.00
A-2	08/01/21 - 08/30/21	30	0.00	24,538.50	0.00	24,538.50	0.00	0.00	0.00	24,538.50	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	104,114.83	0.00	104,114.83	0.00	0.00	0.00	104,114.83	0.00
A-3	08/01/21 - 08/30/21	30	0.00	887,975.00	0.00	887,975.00	0.00	0.00	0.00	887,975.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,033,860.64	0.00	1,033,860.64	0.00	0.00	0.00	1,033,860.64	0.00
X-A	08/01/21 - 08/30/21	30	0.00	532,912.33	0.00	532,912.33	0.00	0.00	0.00	532,912.33	0.00
X-B	08/01/21 - 08/30/21	30	0.00	35,365.53	0.00	35,365.53	0.00	0.00	0.00	35,365.53	0.00
X-D	08/01/21 - 08/30/21	30	0.00	75,458.39	0.00	75,458.39	0.00	0.00	0.00	75,458.39	0.00
X-E	08/01/21 - 08/30/21	30	0.00	33,029.86	0.00	33,029.86	0.00	0.00	0.00	33,029.86	0.00
A-S	08/01/21 - 08/30/21	30	0.00	204,580.06	0.00	204,580.06	0.00	0.00	0.00	204,580.06	0.00
B	08/01/21 - 08/30/21	30	0.00	263,606.58	0.00	263,606.58	0.00	0.00	0.00	263,606.58	0.00
C	08/01/21 - 08/30/21	30	0.00	169,419.62	0.00	169,419.62	0.00	0.00	0.00	169,419.62	0.00
D	08/01/21 - 08/30/21	30	0.00	122,197.83	0.00	122,197.83	0.00	0.00	0.00	122,197.83	0.00
E	08/01/21 - 08/30/21	30	0.00	65,800.00	0.00	65,800.00	0.00	0.00	0.00	65,800.00	0.00
F	08/01/21 - 08/30/21	30	0.00	37,649.97	0.00	37,649.97	0.00	0.00	0.00	37,649.97	0.00
G	08/01/21 - 08/30/21	30	113,360.09	122,358.65	0.00	122,358.65	4,322.28	0.00	0.00	118,036.37	118,079.65
RR Interest	08/01/21 - 08/30/21	30	5,966.32	195,857.21	0.00	195,857.21	227.49	0.00	0.00	195,629.72	6,214.72
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			119,326.41	3,917,144.23	0.00	3,917,144.23	4,549.77	0.00	0.00	3,912,594.46	124,294.37

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	4,271,087.43
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,933,408.85	Master Servicing Fee	8,008.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,667.72
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	481.24
ARD Interest	0.00	Operating Advisor Fee	1,557.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	259.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,933,408.85	Total Fees	16,264.59

Principal		Expenses/Reimbursements
Scheduled Principal	358,492.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	884.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	165.00
Total Principal Collected	358,492.97	Total Expenses/Reimbursements	4,549.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,912,594.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	358,492.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,271,087.43
Total Funds Collected	4,291,901.82	Total Funds Distributed	4,291,901.79

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,117,713,460.81	1,117,713,460.81	Beginning Certificate Balance	1,117,713,460.07
(-) Scheduled Principal Collections	358,492.97	358,492.97	(-) Principal Distributions	358,492.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,117,354,967.84	1,117,354,967.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,117,741,792.83	1,117,741,792.83	Ending Certificate Balance	1,117,354,967.10
Ending Actual Collateral Balance	1,117,392,525.06	1,117,392,525.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.74)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.21
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	19	63,958,864.19	5.72%	69	4.3678	1.687640	1.40 or less	15	163,248,569.06	14.61%	70	4.6584	0.278536
5,000,001 to 10,000,000	12	86,413,951.11	7.73%	67	4.1881	1.974970	1.41 to 1.50	2	12,109,595.61	1.08%	73	4.3828	1.487707
10,000,001 to 20,000,000	6	72,203,658.08	6.46%	73	4.4172	1.660095	1.51 to 1.60	3	15,033,962.72	1.35%	72	4.3663	1.532458
20,000,001 to 30,000,000	4	87,826,251.44	7.86%	73	4.2816	1.890051	1.61 to 1.80	5	142,392,994.18	12.74%	74	4.1828	1.772509
30,000,001 to 45,000,000	3	125,000,000.00	11.19%	71	3.7182	3.157188	1.81 to 2.00	7	204,794,311.46	18.33%	73	3.9960	1.910109
45,000,001 to 55,000,000	2	101,380,000.00	9.07%	73	4.1861	2.332522	2.01 to 2.25	6	131,262,718.48	11.75%	71	4.1833	2.188413
55,000,001 or greater	7	580,572,243.02	51.96%	73	4.0319	2.018101	2.26 to 2.50	3	160,000,000.00	14.32%	73	3.8981	2.448719
Totals	53	1,117,354,967.84	100.00%	72	4.0866	2.118609	2.51 or greater	12	288,512,816.33	25.82%	72	3.8135	3.320785
							Totals	53	1,117,354,967.84	100.00%	72	4.0866	2.118609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	4,917,053.13	0.44%	73	4.5200	1.484500
							Industrial	23	89,393,830.19	8.00%	74	4.1177	2.345601
Arizona	6	54,754,659.25	4.90%	73	4.3276	1.840640
							Lodging	5	91,292,905.58	8.17%	68	4.8594	(0.357212)
California	8	221,157,121.65	19.79%	69	3.8761	2.083830
							Multi-Family	15	183,529,281.62	16.43%	73	4.0035	2.051498
Colorado	1	3,250,000.00	0.29%	73	4.8100	1.862900
							Office	23	596,733,256.85	53.41%	73	3.9451	2.419904
Florida	6	21,201,209.02	1.90%	74	4.4662	1.893208
							Other	1	3,282,608.90	0.29%	61	4.1700	0.950300
Georgia	2	23,585,226.67	2.11%	73	3.8585	2.478650
							Retail	15	145,519,487.61	13.02%	72	4.2789	1.795693
Illinois	3	9,017,962.57	0.81%	73	3.8766	2.450022
							Self Storage	1	7,603,597.10	0.68%	73	3.8400	1.849900
Indiana	1	1,375,515.82	0.12%	74	4.1800	2.409100
							Totals	83	1,117,354,967.84	100.00%	72	4.0866	2.118609
Iowa	1	3,126,172.31	0.28%	74	4.1800	2.409100
Kansas	2	7,643,281.68	0.68%	72	4.3917	1.530000
Massachusetts	4	168,661,119.25	15.09%	74	4.4334	0.797509
Michigan	1	2,104,676.92	0.19%	72	4.6500	1.643600
New Jersey	1	51,380,000.00	4.60%	73	4.1920	2.258000
New Mexico	1	2,825,000.00	0.25%	12	4.6300	2.197200
New York	13	252,489,866.85	22.60%	72	3.8984	2.609963
North Carolina	1	7,912,666.67	0.71%	73	3.7700	2.464400
Ohio	8	27,514,876.17	2.46%	72	4.0055	2.258436
Pennsylvania	3	10,308,911.75	0.92%	72	4.5561	1.759256
Texas	10	68,836,031.33	6.16%	73	4.1194	1.996263
Utah	1	5,910,000.00	0.53%	73	4.3590	2.083200
Virginia	3	86,878,329.37	7.78%	74	3.9636	2.724679
Washington	2	17,894,954.82	1.60%	73	4.7848	0.663352
West Virginia	1	7,470,000.00	0.67%	73	4.3590	2.083200
Wisconsin	3	57,140,332.62	5.11%	72	4.0591	2.188623
Totals	83	1,117,354,967.84	100.00%	72	4.0866	2.118609

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	38	948,379,462.34	84.88%	73	3.9646	2.408765	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	12	148,331,361.37	13.28%	69	4.7291	0.464467	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	20,644,144.13	1.85%	73	5.0761	0.674287	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	1,117,354,967.84	100.00%	72	4.0866	2.118609	37 months to 48 months	45	951,235,137.42	85.13%	73	4.1449	1.862054
								49 months or greater	8	166,119,830.42	14.87%	71	3.7525	3.587698
								Totals	53	1,117,354,967.84	100.00%	72	4.0866	2.118609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	2	11,699,298.18	1.05%	13	4.5761	1.311462	Interest Only	22	741,320,000.00	66.35%	72	3.9301	2.463255
60 months to 115 months		51	1,105,655,669.66	98.95%	73	4.0814	2.127150	238 months or less	2	7,643,281.68	0.68%	72	4.3917	1.530000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	3	20,686,548.53	1.85%	73	4.7830	0.821353
	Totals	53	1,117,354,967.84	100.00%	72	4.0866	2.118609	300 months or greater	26	347,705,137.63	31.12%	72	4.3721	1.473930
								Totals	53	1,117,354,967.84	100.00%	72	4.0866	2.118609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	59,593,876.23	5.33%	71	3.6278	4.319821				None
	1 year or less	44	1,033,638,269.38	92.51%	72	4.1070	2.009965
	1 year to 2 years	5	22,732,295.27	2.03%	73	4.3855	1.382805
	2 years or greater	1	1,390,526.96	0.12%	74	3.6900	0.570000
	Totals	53	1,117,354,967.84	100.00%	72	4.0866	2.118609
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801691	Various Various		Various	Actual/360	3.77025%	324,638.89	0.00	0.00	N/A	10/01/27	--	100,000,000.00	100,000,000.00	09/01/21
1A	300801693				Actual/360	3.77025%	32,463.89	0.00	0.00	N/A	10/01/27	--	10,000,000.00	10,000,000.00	09/01/21
2	300801700	OF	Boston	MA	Actual/360	4.14625%	357,016.67	0.00	0.00	N/A	11/01/27	--	100,000,000.00	100,000,000.00	09/01/21
3	310941011	MF	New York	NY	Actual/360	3.93725%	311,897.89	0.00	0.00	N/A	10/11/27	--	92,000,000.00	92,000,000.00	09/11/21
4	300801673	OF	San Francisco	CA	Actual/360	3.92625%	275,528.86	0.00	0.00	09/10/27	09/10/29	--	81,500,000.00	81,500,000.00	09/10/21
5	453011612	OF	Santa Monica	CA	Actual/360	3.56325%	122,708.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	09/09/21
5A	310942257				Actual/360	3.56325%	122,708.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	09/09/21
6	300801697	OF	Arlington	VA	Actual/360	3.93925%	264,569.50	0.00	0.00	N/A	11/01/27	--	78,000,000.00	78,000,000.00	09/01/21
7	300801694	LO	Various	MA	Actual/360	4.85225%	287,283.32	98,020.22	0.00	N/A	11/01/27	--	68,759,139.47	68,661,119.25	09/01/21
8	453011578	OF	New York	NY	Actual/360	3.75225%	195,157.89	0.00	0.00	N/A	08/09/27	--	60,411,123.77	60,411,123.77	09/09/21
8A	453011634				Actual/360	3.75225%	30,992.98	0.00	0.00	N/A	08/09/27	--	9,593,876.23	9,593,876.23	09/09/21
9	310941875	OF	Pennington	NJ	Actual/360	4.19225%	185,470.38	0.00	0.00	N/A	10/11/27	--	51,380,000.00	51,380,000.00	09/11/21
10	1749205	Various Various		Various	Actual/360	4.18025%	179,972.22	0.00	0.00	N/A	11/05/27	--	50,000,000.00	50,000,000.00	09/05/21
11	310942451	RT	Pleasant Prairie	WI	Actual/360	3.99525%	154,806.25	0.00	0.00	N/A	09/01/27	--	45,000,000.00	45,000,000.00	09/01/21
12	310941493	RT	Tucson	AZ	Actual/360	4.58025%	96,281.95	36,695.00	0.00	N/A	11/11/27	--	24,412,946.44	24,376,251.44	09/11/21
13	1749773	RT	Staten Island	NY	Actual/360	4.11025%	78,215.58	0.00	0.00	N/A	10/01/27	--	22,100,000.00	22,100,000.00	09/01/21
14	310942919	IN	Various	Various	Actual/360	4.35925%	79,951.32	0.00	0.00	N/A	10/06/27	--	21,300,000.00	21,300,000.00	09/06/21
15	300801689	MF	Poughkeepsie	NY	Actual/360	4.02625%	69,506.56	0.00	0.00	N/A	10/01/27	--	20,050,000.00	20,050,000.00	09/01/21
16	1750550	LO	Silverdale	WA	Actual/360	5.09025%	60,422.80	28,054.05	0.00	N/A	10/01/27	--	13,785,542.20	13,757,488.15	09/01/21
17	300801687	MF	Middletown	NY	Actual/360	4.02625%	47,146.59	0.00	0.00	N/A	10/01/27	--	13,600,000.00	13,600,000.00	09/01/21
18	300801688	MF	Middletown	NY	Actual/360	4.02625%	43,159.93	0.00	0.00	N/A	10/01/27	--	12,450,000.00	12,450,000.00	09/01/21
19	1750301	MF	Corpus Christi	TX	Actual/360	4.35025%	42,174.05	15,509.89	0.00	N/A	11/01/27	--	11,258,924.50	11,243,414.61	09/01/21
20	610942002	OF	Ontario	CA	Actual/360	4.55025%	43,098.61	0.00	0.00	N/A	11/11/27	--	11,000,000.00	11,000,000.00	09/11/21
21	410941985	OF	Pleasanton	CA	Actual/360	4.44025%	38,866.90	12,955.13	0.00	N/A	10/11/27	--	10,165,710.45	10,152,755.32	09/11/21
22	300801684	LO	Morgan Hill	CA	Actual/360	4.55925%	34,882.09	11,035.64	0.00	N/A	10/01/22	--	8,885,333.82	8,874,298.18	09/01/21
23	1750426	SS	Grand Prairie	TX	Actual/360	3.84025%	25,186.24	13,209.22	0.00	N/A	10/01/27	--	7,616,806.32	7,603,597.10	09/01/21
24	610941568	RT	Lake Jackson	TX	Actual/360	4.34025%	27,656.63	9,635.10	0.00	N/A	10/11/27	--	7,400,316.14	7,390,681.04	09/11/21
25	410941262	RT	Texarkana	TX	Actual/360	4.28925%	26,599.27	9,479.21	0.00	N/A	10/11/27	--	7,202,021.69	7,192,542.48	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	300801695	OF	Greenacres	FL	Actual/360	4.53225%	27,138.87	9,225.20	0.00	N/A	11/01/27	--	6,954,127.85	6,944,902.65	05/01/21
27	470106360	MF	Riverdale	NY	Actual/360	3.60025%	20,092.21	11,732.96	0.00	N/A	10/01/27	--	6,481,357.33	6,469,624.37	09/01/21
28	1750425	RT	Tucson	AZ	Actual/360	4.09025%	22,892.64	0.00	0.00	N/A	10/01/27	--	6,500,000.00	6,500,000.00	09/01/21
29	410940618	OF	Erdenheim	PA	Actual/360	4.87025%	23,600.75	8,133.54	0.00	N/A	08/11/27	--	5,627,786.82	5,619,653.28	09/11/21
30	1750485	OF	Boca Raton	FL	Actual/360	4.88025%	21,776.43	7,346.72	0.00	N/A	11/01/27	--	5,182,122.50	5,174,775.78	09/01/21
31	470105350	MF	Kansas City	KS	Actual/360	4.38025%	17,665.85	16,092.07	0.00	N/A	09/01/27	--	4,683,831.41	4,667,739.34	09/01/21
32	300801686	RT	Birmingham	AL	Actual/360	4.52025%	19,165.65	7,035.59	0.00	N/A	10/01/27	--	4,924,088.72	4,917,053.13	09/01/21
33	600941871	RT	Lake Jackson	TX	Actual/360	4.42025%	17,857.43	10,534.59	0.00	N/A	10/11/27	--	4,691,778.64	4,681,244.05	09/11/21
34	300801682	RT	Lake Havasu City	AZ	Actual/360	4.33025%	17,774.38	7,553.98	0.00	N/A	10/01/27	--	4,767,024.29	4,759,470.31	09/01/21
35	410941201	OF	Tucson	AZ	Actual/360	4.29025%	18,655.54	0.00	0.00	N/A	10/11/27	--	5,050,000.00	5,050,000.00	09/11/21
36	410941592	RT	Gardena	CA	Actual/360	4.66025%	18,415.83	5,666.59	0.00	N/A	07/11/27	--	4,589,297.33	4,583,630.74	09/11/21
37	309091037	MF	Tyler	TX	Actual/360	5.03525%	18,480.81	4,761.96	0.00	N/A	10/01/27	--	4,262,480.44	4,257,718.48	09/01/21
38	300801690	MF	East Fishkill	NY	Actual/360	4.02625%	13,519.98	0.00	0.00	N/A	10/01/27	--	3,900,000.00	3,900,000.00	09/01/21
39	600936845	98	Toledo	OH	Actual/360	4.17025%	11,807.89	5,733.75	0.00	N/A	10/11/26	--	3,288,342.65	3,282,608.90	09/11/21
40	470105270	MF	Topeka	KS	Actual/360	4.41025%	11,338.46	10,226.52	0.00	N/A	09/01/27	--	2,985,768.86	2,975,542.34	09/01/21
41	600941597	RT	Aurora	CO	Actual/360	4.81025%	13,461.32	0.00	0.00	N/A	10/11/27	--	3,250,000.00	3,250,000.00	09/11/21
42	309091042	RT	Tucker	GA	Actual/360	4.42025%	12,217.62	0.00	0.00	N/A	11/01/27	--	3,210,000.00	3,210,000.00	09/01/21
43	470106620	MF	New York	NY	Actual/360	3.71025%	9,584.17	0.00	0.00	N/A	11/01/27	--	3,000,000.00	3,000,000.00	09/01/21
44	470105710	MF	New York	NY	Actual/360	3.71025%	8,887.20	4,938.26	0.00	N/A	10/01/27	--	2,781,837.45	2,776,899.19	09/01/21
45	410941378	RT	Carlsbad	NM	Actual/360	4.63025%	11,263.12	0.00	0.00	N/A	09/11/22	--	2,825,000.00	2,825,000.00	09/11/21
46	309091046	RT	Avondale	AZ	Actual/360	5.07025%	11,493.47	3,657.55	0.00	N/A	08/01/27	--	2,632,595.05	2,628,937.50	09/01/21
47	470106600	MF	New York	NY	Actual/360	3.71025%	7,986.81	0.00	0.00	N/A	11/01/27	--	2,500,000.00	2,500,000.00	09/01/21
48	470106170	MF	Mamaroneck	NY	Actual/360	3.66025%	7,102.11	5,629.03	0.00	N/A	10/01/27	--	2,253,445.36	2,247,816.33	09/01/21
49	410941967	RT	Commerce Township	MI	Actual/360	4.65025%	8,440.14	3,161.69	0.00	N/A	09/11/27	--	2,107,838.61	2,104,676.92	09/11/21
50	470106290	MF	Flushing	NY	Actual/360	3.69025%	4,426.25	2,469.51	0.00	N/A	11/01/27	--	1,392,996.47	1,390,526.96	09/01/21
Totals							3,933,408.85	358,492.97	0.00				1,117,713,460.81	1,117,354,967.84
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,335,466.62	18,943,151.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,874,073.65	6,268,505.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,968,793.26	3,622,445.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	23,490,924.57	11,455,709.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	59,805,804.42	27,212,474.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,162,450.00	4,535,904.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(3,703,602.00)	(2,688,691.46)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	58,957,797.03	13,865,180.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,700,967.26	1,309,721.37	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	12,524,791.99	6,584,176.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	80,192.27	0.00
11	15,568,207.37	3,333,796.87	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,251,954.44	1,072,812.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,751,824.17	859,426.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	8,272,641.00	3,893,007.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,271,303.99	1,069,628.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	268,064.00	0.00	--	--	--	0.00	30,956.54	0.00	0.00	0.00	0.00
17	1,556,431.91	789,650.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,366,765.82	686,746.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,066,211.14	301,037.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,016,665.00	523,429.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	703,511.52	329,909.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	651,628.09	606,119.06	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	674,400.51	436,849.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	779,817.79	187,296.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	798,821.72	358,777.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	667,538.00	0.00	--	--	--	0.00	12,055.11	36,281.43	145,337.24	0.00	0.00
27	392,804.00	420,970.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
28	587,089.33	297,298.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	464,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	493,370.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	621,206.00	621,623.00	05/01/19	04/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
32	651,255.29	269,356.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	344,690.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	671,168.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	648,586.28	348,284.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	317,556.39	136,441.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	495,068.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	499,135.10	258,227.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	207,890.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	376,976.00	394,771.00	02/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	304,018.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	374,373.15	384,149.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	146,384.00	135,540.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
44	137,217.00	162,438.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	292,050.00	146,025.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	273,674.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	63,101.00	63,101.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
48	453,144.00	455,241.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	184,860.16	61,092.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	128,409.00	47,254.00	01/01/18	12/31/18	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	273,567,434.15	110,103,569.20				0.00	43,011.65	36,281.43	145,337.24	80,192.27	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	6,944,902.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.086609%	4.068161%	72
08/17/21	0	0.00	1	6,954,127.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.086763%	4.068309%	73
07/16/21	1	6,963,317.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.086916%	4.068455%	74
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.087081%	4.068615%	75
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.087233%	4.068760%	76
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.087397%	4.068918%	77
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.087547%	4.065952%	78
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.087737%	4.066129%	79
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.087886%	4.066267%	80
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.088033%	4.066403%	81
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.088194%	4.066552%	82
10/19/20	0	0.00	0	0.00	2	21,120,598.16	0	0.00	0	0.00	1	69,771,983.55	0	0.00	0	0.00	4.088340%	4.066687%	83
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	300801695 05/01/21		3	3	36,281.43	145,337.24	165.00	6,982,459.89	06/10/20	13
Totals					36,281.43	145,337.24	165.00	6,982,459.89

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		2,825,000	2,825,000	0		0
13 - 24 Months		8,874,298	8,874,298	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,105,655,670	1,098,710,767	6,944,903		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,117,354,968	1,110,410,065	0	0	6,944,903	0
Aug-21	1,117,713,461	1,110,759,333	0	6,954,128	0	0
Jul-21	1,118,070,550	1,111,107,233	6,963,317	0	0	0
Jun-21	1,118,455,407	1,118,455,407	0	0	0	0
May-21	1,118,809,589	1,118,809,589	0	0	0	0
Apr-21	1,119,191,644	1,119,191,644	0	0	0	0
Mar-21	1,119,542,943	1,119,542,943	0	0	0	0
Feb-21	1,119,980,942	1,119,980,942	0	0	0	0
Jan-21	1,120,329,147	1,120,329,147	0	0	0	0
Dec-20	1,120,675,988	1,120,675,988	0	0	0	0
Nov-20	1,121,050,966	1,121,050,966	0	0	0	0
Oct-20	1,121,394,980	1,100,274,382	0	0	21,120,598	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	300801695	6,944,902.65	6,982,459.89	7,800,000.00	08/27/20	592,562.00	1.75360	12/31/19	11/01/27	313
Totals		6,944,902.65	6,982,459.89	7,800,000.00		592,562.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	300801695	OF	FL	06/10/20	13

Loan originally transferred to Midland, as Special Servicer, on 6/10/20 due to Delinquent Payments. Subject is a 50,413 NRSF Class B multi-tenant suburban medical office property comprised of a single-story, 12,182 SF building (Bldg 5700) and a three -story, 39,252 SF building (Bldg 5702) located in Greenacres, Florida. Notice of Default was sent on 7/27/20. Lender is currently discussing a potential loan reinstatement proposal with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300801694	69,874,760.14	4.85203%	69,874,760.14 4.85203%		10	09/04/20	08/01/20	10/13/20
Totals		69,874,760.14		69,874,760.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	0.00	0.00	884.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	165.00	0.00
Total	0.00	0.00	3,500.00	0.00	884.77	0.00	0.00	0.00	0.00	0.00	165.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,549.77

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27